IDENTIFIABLE INTANGIBLE ASSETS - NET - Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
GOODWILL.
2022	$ 22,500	$ 45,000
2023	24,800	24,752
2024	2,200	2,218
2025	2,200	2,209
2026	$ 800	$ 773